COMMITMENTS AND CONTINGENCIES - Operating lease commitments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES
2018	$ 9,971
2019	8,902
2020	7,807
2021	7,323
2022 and thereafter	6,577
Total	40,580
Rental expense for all operating leases	$ 11,760	$ 10,580	$ 9,432